Asset Retirement Obligations and Accrued Environmental Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accrued environmental costs	$ 922	$ 994
Maximum number of years accrued environmental liabilities will be paid over	30 years
Expected expenditures for acquired environmental obligations, weighted-average discount factor rate	5.00%
Present value of the estimated aggregate accrual for environmental loss contingencies	427
Accrued environmental costs, undiscounted due within one year	58
Accrued environmental costs, undiscounted due within second year	44
Accrued environmental costs, undiscounted due within three year	22
Accrued environmental costs, undiscounted due within fourth year	19
Accrued environmental costs, undiscounted due within fifth year	20
Accrued environmental costs, undiscounted due after fifth year	373
Cleanup, Remediation Activities [Member]
Accrued environmental costs	571	624
Corporate and Other Environmental Liabilities [Member]
Accrued environmental costs	274	278
Federal Comprehensive Environmental Response Compensation and Liability Act, or Similar State Laws [Member]
Accrued environmental costs	$ 77	$ 92